Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset retirement obligations

	2012	2011	2010
	(In thousands)
Asset retirement obligations at beginning of year	$73,072	$65,552	$55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells	—	(64)	(19)
Liabilities removed upon plugging and abandoning	(40)	—	—
Liabilities settled	(22)	—	—
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor	—	(834)	—

Asset retirement obligations at end of year	$78,286	$73,072	$65,552